Gain on Disposal of Subsidiaries and Other Assets, Net (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable - current	$ 1,026		$ 1,026		$ 1,498
Contingent consideration receivable - non-current	2,362		2,362		3,312
(Loss) / gain on disposal of subsidiaries and other assets, net	(369)	$ (176)	(1,127)	$ 450
Direct Marketing Payment Processing Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration						$ 1,948
Contingent consideration receivable earned	$ 3,388		3,388		$ 4,810	$ 50,000
Gain on disposal of subsidiary			$ 739	739
Impairment expense on goodwill and other assets				$ 638